Administrative Expenses	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Administrative Expenses
38.	ADMINISTRATIVE EXPENSES

Composition	12/31/2025	12/31/2024	12/31/2023
Taxes	70,674,729	95,451,572	77,177,672
Maintenance, conservation and repair expenses	60,320,764	73,211,226	61,422,878
Other fees	50,956,569	51,484,085	47,475,537
Security services	47,589,913	40,049,584	34,087,862
Software	41,910,583	28,049,981	27,280,601
Armored truck, documentation and events	41,104,431	50,652,360	44,224,087
Advertising and publicity	37,040,349	29,146,923	26,618,673
Electricity and communications	36,787,542	38,975,191	29,779,590
Fees to directors and syndics	15,070,303	24,253,873	77,131,489
Hired administrative services	9,031,896	12,608,136	8,667,808
Representation, travel and transportation	9,004,540	8,499,310	8,105,025
Insurance	6,006,075	5,199,136	3,372,822
Stationery and office supplies	1,664,827	2,575,461	3,063,966
Leases	1,638,642	1,869,846	1,349,001
Other	17,876,906	19,902,432	20,693,547

Total	446,678,069	481,929,116	470,450,558